Summary of Significant Accounting Policies - Summary of Account Receivable and Allowance for Credit Parenthetical (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2019 CNY (¥)
Accounting Policies [Abstract]
Allowance for credit losses on accounts receivable in income statement	¥ 3,812
Allowance for credit losses on financial lease receivables recognised in income statement	833
Allowance for credit losses on other current assets recognised in income statement	¥ 0